4. EQUIPMENT: Schedule of Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Property, Plant and Equipment

	Furniture and other equipment	Other assets	Total
Cost
As at January 1, 2023	$ 117,861	$ -	$ 117,861
Exchange adjustment	1,370	-	1,370
As at December 31, 2023	119,231	-	119,231
Additions during the year	-	604	604
Exchange adjustment	2,462	-	2,462
As at December 31, 2024	$ 121,693	$ 604	$ 122,297

Accumulated depreciation
As at January 1, 2023	$ 115,259	$ -	$ 115,259
Depreciation for the year	1,775	-	1,775
Exchange adjustment	1,343	-	1,343
As at December 31, 2023	118,377	-	118,377
Depreciation for the year	865	599	1,464
Exchange adjustment	2,451	5	2,456
As at December 31, 2024	$ 121,693	$ 604	$ 122,297

Net book value
As at January 1, 2023	$ 2,602,000	$ -	$ 2,602,000
As at December 31, 2023	$ 854,000	$ -	$ 854,000
As at December 31, 2024	$ -	$ -	$ -